REGULATORY FRAMEWORK (Details 3)	12 Months Ended
Dec. 31, 2022
Additional Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Period	Summer – Winter
Remuneration For Guaranteed Power Capacity To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Period	Summer – Winter
Remuneration SE No. 31/20 ($ / MW-month)	360,000
Remuneration SE No. 440/21 ($ / MW-month)	464,400
Remuneration SE No. 238/22 ($ / MW-month)	664,092
Remuneration SE No. 826/22 ($ / MW-month)	876,601
Remuneration For Guaranteed Power Capacity To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Period	Fall - Spring
Remuneration SE No. 31/20 ($ / MW-month)	270,000
Remuneration SE No. 440/21 ($ / MW-month)	348,300
Remuneration SE No. 238/22 ($ / MW-month)	498,069
Remuneration SE No. 826/22 ($ / MW-month)	657,451